Derivative Financial Instruments (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Oct. 31, 2019
Derivative liabilities conversion features		$ 400,139	$ 565,195
Decrease in fair value of derivatives		19,491
Extinguishment of derivative liabilities		145,565
Note [Member]
Derivative liabilities conversion features		$ 565,195
Minimum [Member]
Price per share discount percent		39.00%
Maximum [Member]
Price per share discount percent		40.00%